UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07360

Monetta Trust
 (Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
  (Address of principal executive offices) (Zip code)

Robert S. Bacarella
1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
  (Name and address of agent for service)

(630) 462-9800
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)		March 31, 2017
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 95.8%
Basic Material - 8.6%
Chemicals-3.4%
18,000	Dow Chemical Co.	$1,143,720
12,000	Westlake Chemical Corp.	792,600
		1,936,320

Chemical-Specialty-2.0%
10,500	Albemarle Corp.	1,109,220

Paper & Forest Product-1.5%
17,000	International Paper Co.	863,260

Steel-1.7%
27,000	Steel Dynamics, Inc.	938,520

Capital Equipment - 4.1%
Aerospace & Defense-4.1%
6,000	General Dynamics Corp.	1,123,200
2,200	Lockheed Martin Corp.	588,720
13,000	Textron, Inc.	618,670
		2,330,590

Consumer Cyclical - 11.9%
Automobile-1.3%
20,000	General Motors Co.	707,200

Housing-3.0%
32,000	D.R. Horton, Inc.	1,065,920
12,000	Lennar Corp. - CL A	614,280
		1,680,200

Leisure Service-4.4%
30,000	MGM Resorts International	822,000
6,500	Netflix, Inc. *	960,765
400	Priceline Group, Inc. *	711,988
		2,494,753

Media-Radio/TV-3.2%
20,000	Twenty-First Century Fox, Inc. - CL A	647,800
10,000	Walt Disney Co.	1,133,900
		1,781,700

Consumer Staple - 1.7%
Food-1.7%
25,000	Hain Celestial Group, Inc. *	930,000

Energy - 5.6%
Oil & Gas-Exploration & Production-5.6%
10,000	Anadarko Petroleum Corp.	620,000
25,000	Devon Energy Corp.	1,043,000
15,000	EOG Resources, Inc.	1,463,250
		3,126,250

Financial - 14.6%
Bank-Money Center-8.5%
70,000	Bank of America Corp.	1,651,300
30,000	Citigroup, Inc.	1,794,600
15,000	JPMorgan Chase & Co.	1,317,600
		4,763,500

Brokerage & Investment Management-2.0%
27,000	Charles Schwab Corp.	1,101,870

Finance-Miscellaneous-4.1%
6,000	CME Group, Inc.	712,800
14,000	MasterCard, Inc. - CL A	1,574,580
		2,287,380

Healthcare - 7.8%
Healthcare-Biomedical/Genetic-3.5%
8,000	Incyte Corp. *	1,069,360
6,000	Thermo Fisher Scientific, Inc.	921,600
		1,990,960

Healthcare-Drug/Diversified-1.4%
15,000	Zoetis, Inc.	800,550

Healthcare-Patient Care-2.9%
10,000	UnitedHealth Group, Inc.	1,640,100

Retail - 9.2%
Retail-Specialty-9.2%
10,000	Alibaba Group Holding Ltd. - ADR (a) *	1,078,300
3,500	Amazon.com, Inc. *	3,102,890
30,000	eBay, Inc. *	1,007,100
		5,188,290

Technology - 26.2%
Computer Data Storage-6.6%
19,000	Apple, Inc.	2,729,540
12,000	Western Digital Corp.	990,360
		3,719,900

Computer-Software-6.6%
10,000	Check Point Software Technologies Ltd. *	1,026,600
25,000	Cisco Systems, Inc.	845,000
15,000	Microsoft Corp.	987,900
9,000	VMware, Inc. - CL A *	829,260
		3,688,760

Electronic Instrumentation-1.2%
4,500	Waters Corp. *	703,395

Electronic-Semiconductor-2.6%
3,000	Broadcom Ltd.	656,880
8,000	Skyworks Solutions, Inc.	783,840
		1,440,720

Internet-6.2%
2,500	Alphabet, Inc. - CL C *	2,073,900
10,000	Facebook, Inc. - CL A *	1,420,500
		3,494,400

Telecommunication Equipment-1.3%
6,500	Harris Corp.	723,255

Telecommunication Service-1.7%
15,000	T-Mobile US, Inc. *	968,850

Transportation - 6.1%
Airline-4.2%
22,500	Delta Air Lines, Inc.	1,034,100
25,000	Southwest Airlines Co.	1,344,000
		2,378,100

Railroad-1.9%
10,000	Union Pacific Corp.	1,059,200

Total Common Stocks (Cost $42,460,320)		53,847,243

MONEY MARKET FUNDS - 4.3%
2,425,393	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class, 0.604% ^	2,425,393
Total Money Market Funds (Cost $2,425,393)		2,425,393

	Total Investments (Cost $44,885,713) (b) - 100.1%	56,272,636
	Liabilities in Excess of Other Assets - (0.1)%	(54,628)
	TOTAL NET ASSETS - 100.00%	$56,218,008

(a)	ADR - American Depositary Receipt
(b)
Cost for book purposes is approximately $44,885,713. The approximate aggregate gross unrealized appreciation is $11,495,442, and the approximate aggregate gross unrealized depreciation is $108,519, resulting in net unrealized appreciation of $11,386,923. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

*	Non Income Producing.
^	Rate shown is the seven day effective yield at March 31, 2017.
Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2017, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$53,847,243	$-	$-	$53,847,243
Money Market Funds	2,425,393	-	-	2,425,393
Total Investments	$56,272,636	$-	$-	$56,272,636

Transfers between levels are recognized at the beginning of the reporting period. During the period ended March 31, 2017, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments (Unaudited)		March 31, 2017
Monetta Young Investor Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 41.3%
Basic Material - 1.8%
Chemicals-0.9%
12,000	LyondellBasell Industries NV - CL A	$1,094,280

Steel-0.9%
18,500	Nucor Corp.	1,104,820

Consumer Cyclical - 5.4%
Automobile-1.1%
40,000	General Motors Co.	1,414,400

Housing-1.0%
25,000	Lennar Corp. - CL A	1,279,750

Leisure Service-1.9%
6,000	Netflix, Inc. *	886,860
800	Priceline Group, Inc. *	1,423,976
		2,310,836

Media-Radio/TV-1.4%
15,000	Walt Disney Co.	1,700,850

Consumer Staple - 0.9%
Food-0.9%
30,000	Hain Celestial Group, Inc. *	1,116,000

Energy - 2.2%
Oil & Gas-Exploration & Production-2.2%
20,000	Devon Energy Corp.	834,400
20,000	EOG Resources, Inc.	1,951,000
		2,785,400

Financial - 7.3%
Bank-Money Center-5.1%
100,000	Bank of America Corp.	2,359,000
30,000	Citigroup, Inc.	1,794,600
25,000	JPMorgan Chase & Co.	2,196,000
		6,349,600

Finance-Miscellaneous-2.2%
25,000	MasterCard, Inc. - CL A	2,811,750

Healthcare - 4.9%
Healthcare-Biomedical/Genetic-2.7%
16,000	Incyte Corp. *	2,138,720
8,000	Thermo Fisher Scientific, Inc.	1,228,800
		3,367,520

Healthcare-Patient Care-2.2%
17,000	UnitedHealth Group, Inc.	2,788,170

Retail - 3.2%
Retail-Specialty-3.2%
4,500	Amazon.com, Inc. *	3,989,430

Technology - 12.7%
Computer Data Storage-4.1%
28,000	Apple, Inc.	4,022,480
13,000	Western Digital Corp.	1,072,890
		5,095,370

Computer-Software-4.1%
30,000	Cisco Systems, Inc.	1,014,000
40,000	Microsoft Corp.	2,634,400
16,000	VMware, Inc. - CL A *	1,474,240
		5,122,640

Electronic-Semiconductor-1.2%
7,000	Broadcom Ltd.	1,532,720

Internet-3.3%
3,500	Alphabet, Inc. - CL C *	2,903,460
9,000	Facebook, Inc. - CL A *	1,278,450
		4,181,910

Transportation - 2.9%
Airline-1.7%
40,000	Southwest Airlines Co.	2,150,400

Railroad-1.2%
14,000	Union Pacific Corp.	1,482,880

Total Common Stocks (Cost $38,276,675)		51,678,726

EXCHANGE TRADED FUNDS - 53.9%
70,000	iShares Core S&P 500	16,608,900
120,000	Schwab Strategic Trust Large-Cap	6,752,400
55,000	SPDR S&P 500 Trust	12,965,700
63,000	Vanguard Growth	7,664,580
76,000	Vanguard Large-Cap	8,214,840
37,000	Vanguard S&P 500	8,004,950
76,000	Vanguard Value	7,248,120
Total Exchange Traded Funds (Cost $46,229,724)		67,459,490

MONEY MARKET FUNDS - 5.0%
6,258,582	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class, 0.604% ^	6,258,582
Total Money Market Funds (Cost $6,258,582)		6,258,582

	Total Investments (Cost $90,764,981) (a) - 100.2%	125,396,798
	Liabilities in Excess of Other Assets - (0.2)%	(189,187)
	TOTAL NET ASSETS - 100.00%	$125,207,611

(a)
Cost for book purposes is approximately $90,764,981. The approximate aggregate gross unrealized appreciation is $34,796,624, and the approximate aggregate gross unrealized depreciation is $164,807 resulting in net unrealized appreciation of $34,631,817. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

*	Non Income Producing.
^	Rate shown is the seven day effective yield at March 31, 2017.
Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2017, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Exchange Traded Funds	67,459,490	$-	$-	$67,459,490
Common Stocks	51,678,726	-	-	51,678,726
Money Market Funds	6,258,582	-	-	6,258,582
Total Investments	$125,396,798	$-	$-	$125,396,798

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended March 31, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Monetta Trust

By (Signature and Title)    /s/ Robert S. Bacarella
Robert S. Bacarella, Chief Executive Officer

Date  May 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert S. Bacarella
Robert S. Bacarella, Chief Executive Officer

Date  May 16, 2017

By (Signature and Title)*    /s/ Robert J. Bacarella
Robert J. Bacarella, Chief Financial Officer

Date  May 16, 2017

* Print the name and title of each signing officer under his or her signature.